Taxes (Details) - Schedule of deferred tax assets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of deferred tax assets [Abstract]
Net operating loss carry forwards	$ 978,216	$ 276,730
Provision for doubtful debts	1,092,140	326,076
Deferred tax assets, gross	2,070,356	602,806
Less: Valuation allowance	(1,218,319)
Deferred tax assets, net	$ 852,037	$ 602,806